ACCOUNTS RECEIVABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Schedule of accounts receivable

	March 31, 2025	December 31, 2024
Accounts receivable	$215,060	$185,044
Accounts receivable - related party	1,760,625	294,434
Allowance for credit losses	—	(76,037)
Accounts receivable, net	$1,975,685	$403,441

	December 31, 2024	December 31, 2023
Accounts receivable	$479,478	$1,462,463
Allowance for credit losses	(76,037)	—
Accounts Receivable, net	$403,441	$1,462,463

Schedule of allowance for doubtful accounts

	March 31, 2025	December 31, 2024
Allowance for credit losses, beginning balance	$(76,037)	$—
Allowance for credit losses provision	—	(76,037)
Less recoveries	76,037	—
Allowance for credit losses, ending balance	$—	$(76,037)

Amounts
Allowance for doubtful accounts, beginning balance	$—
Allowance for doubtful accounts provision	(76,037)
Less recoveries	—
Allowance for doubtful accounts, ending balance	$(76,037)